Long-Term Debt - 2013 Liquefaction Credit Facilities (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	May 31, 2013
2013 Sabine Pass Liquefaction Credit Facilities [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 5,900,000,000	$ 5,900,000,000
Proceeds from (Repayments of) Lines of Credit		(885,000,000)	100,000,000
Line of Credit Facility, Remaining Borrowing Capacity				2,700,000,000	4,900,000,000
Debt Instrument, Description of Variable Rate Basis				LIBOR
Debt Instrument, Fee Amount				144,000,000	144,000,000
Line of Credit Facility, Commitment Fee Percentage				40.00%	40.00%
Line of Credit Facility, Amortization Period				18 years 0 months	18 years
Line of Credit Facility, Increase (Decrease), Net	2,100,000,000	885,000,000
Loss on early extinguishment of debt		43,300,000
2022 Sabine Pass Liquefaction Senior Notes [Member]
Line of Credit Facility [Line Items]
Proceeds from issuances of long-term debt, net of debt issuance costs		978,000,000
2024 And Additional 2023 Sabine Pass Liquefaction Senior Notes [Member]
Line of Credit Facility [Line Items]
Proceeds from issuances of long-term debt, net of debt issuance costs	2,500,000,000
Loss on early extinguishment of debt	$ 114,300,000
Minimum [Member] | 2013 Sabine Pass Liquefaction Credit Facilities [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives				75.00%	75.00%
Minimum [Member] | 2013 Sabine Pass Liquefaction Credit Facilities [Member] | Construction [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.30%	2.30%
Minimum [Member] | 2013 Sabine Pass Liquefaction Credit Facilities [Member] | Operations [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.30%	2.30%
Maximum [Member] | 2013 Sabine Pass Liquefaction Credit Facilities [Member] | Construction [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.00%	3.00%
Maximum [Member] | 2013 Sabine Pass Liquefaction Credit Facilities [Member] | Operations [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.25%	3.25%